Additional Financial Information	12 Months Ended
Dec. 31, 2016
Additional Financial Information

Note 14

Additional Financial Information

The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information
	(dollars in millions)
Years Ended December 31,	2016	2015	2014
Depreciation expense	$14,227	$14,323	$14,966
Interest costs on debt balances	5,080	5,504	5,291
Capitalized interest costs	(704)	(584)	(376)
Advertising expense	2,744	2,749	2,526

Balance Sheet Information

	(dollars in millions)
At December 31,	2016	2015
Accounts Payable and Accrued Liabilities
Accounts payable	$7,084	$5,700
Accrued expenses	5,717	5,659
Accrued vacation, salaries and wages	3,813	4,420
Interest payable	1,463	1,529
Taxes payable	1,516	2,054

	$19,593	$19,362

Other Current Liabilities
Advance billings and customer deposits	$2,914	$2,969
Dividends payable	2,375	2,323
Other	2,789	3,446

	$8,078	$8,738

Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2016	2015	2014
Cash Paid
Interest, net of amounts capitalized	$4,085	$4,491	$4,429

Other, net Cash Flows from Operating Activities
Changes in device payment plan agreement receivables-non-current	$(3,303)	$(23)	$(1,010)
Proceeds from Tower Monetization Transaction	–	2,346	–
Other, net	(1,082)	(3,734)	(2,078)

	$(4,385)	$(1,411)	$(3,088)

During the year ended December 31, 2016, Verizon did not repurchase any shares of Verizon’s common stock under our authorized share buyback program. During the year ended December 31, 2015, Verizon repurchased approximately 2.8 million shares of the Company’s common stock under our authorized share buyback program for approximately $0.1 billion. At December 31, 2016, the maximum number of shares that could be purchased by or on behalf of Verizon under our share buyback program was 97.2 million.

In addition to the previously authorized three-year share buyback program, in 2015, the Verizon Board of Directors authorized Verizon to enter into an accelerated share repurchase (ASR) agreement to repurchase $5.0 billion of the Company’s common stock. On February 10, 2015, in exchange for an up-front payment totaling $5.0 billion, Verizon received an initial delivery of 86.2 million shares having a value of approximately $4.25 billion. On June 5, 2015, Verizon received an additional 15.4 million shares as final settlement of the transaction under the ASR agreement. In total, 101.6 million shares were delivered under the ASR at an average repurchase price of $49.21.

Common stock has been used from time to time to satisfy some of the funding requirements of employee and shareowner plans. During the year ended December 31, 2016, we issued 3.5 million common shares from Treasury stock, which had an immaterial aggregate value. During the year ended December 31, 2015, we issued 22.6 million common shares from Treasury stock, which had an aggregate value of $0.9 billion.